Financial instruments and risk management - Foreign currency risk (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 GBP (£)	Oct. 31, 2025 EUR (€)	Oct. 31, 2025 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ (47,251)	$ (22,150)
Currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	2,899	3,292	£ 219	€ 961	$ 1,719
Trade and other receivables	2,533	442	100	2,049	384
Accounts payable and accrued liabilities	(26,025)	(2,869)	(127)	(23,981)	(1,917)
Net monetary assets	$ (20,593)	865	£ 192	€ (20,971)	$ 186
Currency risk | Currency in which supplementary information is displayed | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 9	19
Decrease in impact of carrying value of net monetary assets	$ 9	19
Currency risk | Currency in which supplementary information is displayed | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 1,049	2
Decrease in impact of carrying value of net monetary assets	$ 1,049	2
Currency risk | Currency in which supplementary information is displayed | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 10	28
Decrease in impact of carrying value of net monetary assets	$ 10	$ 28